Leases - Schedule of Amounts Recognized in Statement of Cash Flows (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Leases [Abstract]
Total cash outflow for leases	$ (30,214)
Total cash inflow for leases	$ 1,251